World Omni Auto Receivables Trust 2012-B	Exhibit 99.1

Monthly Servicer Certificate

August 31, 2015

Dates Covered
Collections Period	08/01/15 - 08/31/15
Interest Accrual Period	08/17/15 - 09/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	09/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 07/31/15	159,402,364.31	14,514
Yield Supplement Overcollateralization Amount at 07/31/15	1,581,092.13	0
Receivables Balance at 07/31/15	160,983,456.44	14,514
Principal Payments	9,067,627.20	493
Defaulted Receivables	232,156.14	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 08/31/15	1,427,002.30	0
Pool Balance at 08/31/15	150,256,670.80	14,006

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	714,416,707.35	38,507

Pool Factor	21.23%

Prepayment ABS Speed	1.33%

Overcollateralization Target Amount	6,995,981.45
Actual Overcollateralization	6,995,981.45

Weighted Average APR	3.56%
Weighted Average APR, Yield Adjusted	4.54%
Weighted Average Remaining Term	30.65

Delinquent Receivables:
Past Due 31-60 days	2,873,607.99	196
Past Due 61-90 days	1,025,407.05	71
Past Due 91 + days	145,285.16	10
Total	4,044,300.20	277

Total 31+ Delinquent as % Ending Pool Balance	2.69%

Recoveries	172,611.59

Aggregate Net Losses/(Gains) - August 2015	59,544.55
Current Net Loss Ratio (Annualized)	0.44%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.05%

Flow of Funds	$ Amount

Collections	9,723,173.50
Advances	4,794.31
Investment Earnings on Cash Accounts	1,381.98
Servicing Fee	(134,152.88)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	9,595,196.91

Distributions of Available Funds
(1) Class A Interest	88,011.86
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	12,668.77
(4) Second Priority Principal Distributable Amount	1,972,587.12
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	6,995,981.45
(7) Distribution to Certificateholders	525,947.71
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	9,595,196.91

Servicing Fee	134,152.88
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	669,515,000.00
Original Class B	14,342,000.00

Total Class A & B
Note Balance @ 08/17/15	152,229,257.92
Principal Paid	8,968,568.57
Note Balance @ 09/15/15	143,260,689.35

Class A-1
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-2
Note Balance @ 08/17/15	0.00
Principal Paid	0.00
Note Balance @ 09/15/15	0.00
Note Factor @ 09/15/15	0.0000000%

Class A-3
Note Balance @ 08/17/15	30,372,257.92
Principal Paid	8,968,568.57
Note Balance @ 09/15/15	21,403,689.35
Note Factor @ 09/15/15	12.1611871%

Class A-4
Note Balance @ 08/17/15	107,515,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	107,515,000.00
Note Factor @ 09/15/15	100.0000000%

Class B
Note Balance @ 08/17/15	14,342,000.00
Principal Paid	0.00
Note Balance @ 09/15/15	14,342,000.00
Note Factor @ 09/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	100,680.63
Total Principal Paid	8,968,568.57
Total Paid	9,069,249.20

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.61000%
Interest Paid	15,439.23
Principal Paid	8,968,568.57
Total Paid to A-3 Holders	8,984,007.80

Class A-4
Coupon	0.81000%
Interest Paid	72,572.63
Principal Paid	0.00
Total Paid to A-4 Holders	72,572.63

Class B
Coupon	1.06000%
Interest Paid	12,668.77
Principal Paid	0.00
Total Paid to B Holders	12,668.77

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.1472247
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	13.1146842
Total Distribution Amount	13.2619089

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0877229
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	50.9577760
Total A-3 Distribution Amount	51.0454989

A-4 Interest Distribution Amount	0.6750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.6750000

B Interest Distribution Amount	0.8833336
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.8833336

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	219.94
Noteholders' Principal Distributable Amount	780.06

Account Balances	$ Amount

Advances
Balance as of 07/31/15	32,602.81
Balance as of 08/31/15	37,397.12
Change	4,794.31

Reserve Account
Balance as of 08/17/15	1,748,995.36
Investment Earnings	222.83
Investment Earnings Paid	(222.83)
Deposit/(Withdrawal)	-
Balance as of 09/15/15	1,748,995.36
Change	-

Required Reserve Amount	1,748,995.36